Derivatives and fair value measurements - Interest Rate Swap (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Fair Value/Carrying Amount of Liability	$ 470	$ 632
U.S. Dollar-denominated Interest Rate Swap
Derivative [Line Items]
Interest Rate Index	Euribor	Euribor
Principal Amount	6,386	6,631
Fair Value/Carrying Amount of Liability	$ 470	$ 632
Weighted-average remaining term	12 years 3 months	13 years 3 months
Fixed Interest Rate	2.35%	2.35%